Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay v. Performance Table and Information

Year	Summary Compensation Table Total For PEO (Brendan McCracken) (1)	Summary Compensation Table Total For PEO (Doug Suttles) (1)	Compensation Actually Paid to PEO (Brendan McCracken) (2)	Compensation Actually Paid to PEO (Doug Suttles) (2)	Average Summary Compensation Total For Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Cumulative TSR (3)	Peer Group Cumulative TSR (4)	Post-tax Net Income ($ MM)	Free Cash Flow ($ MM) (5)

2023	$11,783,939	$ —	$ 7,356,908	$ —	$3,716,672	$5,509,308	$199.85	$153.37	$ 2,085	$1,194
2022	$10,165,373	$ —	$10,743,260	$ —	$2,880,058	$5,128,685	$223.90	$148.50	$ 3,637	$2,374
2021	$ 8,639,482	$12,127,629	$ 7,849,086	$28,545,877	$2,288,213	$4,519,122	$147.31	$102.76	$ 1,416	$1,730
2020	$ —	$11,183,487	$ —	$ 3,266,825	$2,526,345	$1,082,048	$ 62.84	$ 61.71	$(6,097)	$ 193
Notes:
(1)	The PEO and Other NEOs for the applicable years were as follows:
•	2023: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Meghan Eilers served as the other NEOs
•	2022: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Rachel Moore served as the other NEOs
•	2021: Brendan McCracken and Doug Suttles each served as PEO for a portion of the year. Corey Code, Greg Givens, Renee Zemljak & Joanne Cox served as the other NEOs
•	2020: Doug Suttles served as PEO. Brendan McCracken, Corey Code, Greg Givens, Renee Zemljak, Mike McAllister & David Hill served as the other NEOs
(2)	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below.
(3)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(4)	The peer group used for this purpose is the SPDR Oil & Gas Exploration & Production ETF.
(5)
Free Cash Flow is defined as
non-GAAP
cash flow in excess of capital expenditures, excluding net acquisitions and divestitures. For additional information regarding non-GAAP
measures, refer to
Schedule A
of this Proxy Statement.

	2023		2022		2021			2020
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	PEO (Doug Suttles)	Average for Other NEOs	PEO (Doug Suttles)	Average for Other NEOs

Summary Compensation Table Total	$11,783,939	$3,716,672	$10,165,373	$2,880,058	$8,639,482	$12,127,629	$2,288,213	$11,183,487	$2,526,345

Reported Value of Equity Awards	$(7,750,017)	$(2,130,797)	$(7,250,046)	$(1,799,850)	$(6,032,292)	$(9,500,000)	$(1,231,670)	$(8,500,013)	$(1,593,071)

Reported Change in Pension Value	$—	$—	$—	$—	$—	$—	$—	$—	$(55,338)

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$118,686	$15,872	$776,094	$253,657	$2,477,559	$4,750,708	$614,356	$1,776,093	$285,468

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End	$(5,198,389)	$(1,157,405)	$3,097,011	$1,321,292	$2,191,198	$15,918,690	$2,186,693	$(2,821,841)	$(322,909)

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$8,402,689	$5,064,967	$3,954,828	$2,473,527	$573,140	$5,248,850	$661,530	$1,629,100	$208,926

Pension Service Cost for the Year	$—	$—	$—	$—	$—	$—	$—	$—	$32,628

	2023		2022		2021			2020
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	PEO (Doug Suttles)	Average for Other NEOs	PEO (Doug Suttles)	Average for Other NEOs

Total Equity Award Adjustments	$3,322,986	$3,923,433	$ 7,827,933	$4,048,477	$5,241,896	$25,918,248	$3,462,579	$ 583,351	$ 171,484

Compensation Actually Paid	$7,356,908	$5,509,308	$10,743,260	$5,128,685	$7,849,086	$28,545,877	$4,519,122	$3,266,825	$1,082,048

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
(1)	The PEO and Other NEOs for the applicable years were as follows:
•	2023: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Meghan Eilers served as the other NEOs
•	2022: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Rachel Moore served as the other NEOs
•	2021: Brendan McCracken and Doug Suttles each served as PEO for a portion of the year. Corey Code, Greg Givens, Renee Zemljak & Joanne Cox served as the other NEOs
•	2020: Doug Suttles served as PEO. Brendan McCracken, Corey Code, Greg Givens, Renee Zemljak, Mike McAllister & David Hill served as the other NEOs

Peer Group Issuers, Footnote	The peer group used for this purpose is the SPDR Oil & Gas Exploration & Production ETF.
Adjustment To PEO Compensation, Footnote
The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below.

	2023		2022		2021			2020
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	PEO (Doug Suttles)	Average for Other NEOs	PEO (Doug Suttles)	Average for Other NEOs

Summary Compensation Table Total	$11,783,939	$3,716,672	$10,165,373	$2,880,058	$8,639,482	$12,127,629	$2,288,213	$11,183,487	$2,526,345

Reported Value of Equity Awards	$(7,750,017)	$(2,130,797)	$(7,250,046)	$(1,799,850)	$(6,032,292)	$(9,500,000)	$(1,231,670)	$(8,500,013)	$(1,593,071)

Reported Change in Pension Value	$—	$—	$—	$—	$—	$—	$—	$—	$(55,338)

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$118,686	$15,872	$776,094	$253,657	$2,477,559	$4,750,708	$614,356	$1,776,093	$285,468

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End	$(5,198,389)	$(1,157,405)	$3,097,011	$1,321,292	$2,191,198	$15,918,690	$2,186,693	$(2,821,841)	$(322,909)

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$8,402,689	$5,064,967	$3,954,828	$2,473,527	$573,140	$5,248,850	$661,530	$1,629,100	$208,926

Pension Service Cost for the Year	$—	$—	$—	$—	$—	$—	$—	$—	$32,628

	2023		2022		2021			2020
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	PEO (Doug Suttles)	Average for Other NEOs	PEO (Doug Suttles)	Average for Other NEOs

Total Equity Award Adjustments	$3,322,986	$3,923,433	$ 7,827,933	$4,048,477	$5,241,896	$25,918,248	$3,462,579	$ 583,351	$ 171,484

Compensation Actually Paid	$7,356,908	$5,509,308	$10,743,260	$5,128,685	$7,849,086	$28,545,877	$4,519,122	$3,266,825	$1,082,048

Non-PEO NEO Average Total Compensation Amount	$ 3,716,672	$ 2,880,058	$ 2,288,213	$ 2,526,345
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,509,308	5,128,685	4,519,122	1,082,048
Adjustment to Non-PEO NEO Compensation Footnote
The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below.

	2023		2022		2021			2020
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	PEO (Doug Suttles)	Average for Other NEOs	PEO (Doug Suttles)	Average for Other NEOs

Summary Compensation Table Total	$11,783,939	$3,716,672	$10,165,373	$2,880,058	$8,639,482	$12,127,629	$2,288,213	$11,183,487	$2,526,345

Reported Value of Equity Awards	$(7,750,017)	$(2,130,797)	$(7,250,046)	$(1,799,850)	$(6,032,292)	$(9,500,000)	$(1,231,670)	$(8,500,013)	$(1,593,071)

Reported Change in Pension Value	$—	$—	$—	$—	$—	$—	$—	$—	$(55,338)

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$118,686	$15,872	$776,094	$253,657	$2,477,559	$4,750,708	$614,356	$1,776,093	$285,468

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End	$(5,198,389)	$(1,157,405)	$3,097,011	$1,321,292	$2,191,198	$15,918,690	$2,186,693	$(2,821,841)	$(322,909)

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$8,402,689	$5,064,967	$3,954,828	$2,473,527	$573,140	$5,248,850	$661,530	$1,629,100	$208,926

Pension Service Cost for the Year	$—	$—	$—	$—	$—	$—	$—	$—	$32,628

	2023		2022		2021			2020
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	PEO (Doug Suttles)	Average for Other NEOs	PEO (Doug Suttles)	Average for Other NEOs

Total Equity Award Adjustments	$3,322,986	$3,923,433	$ 7,827,933	$4,048,477	$5,241,896	$25,918,248	$3,462,579	$ 583,351	$ 171,484

Compensation Actually Paid	$7,356,908	$5,509,308	$10,743,260	$5,128,685	$7,849,086	$28,545,877	$4,519,122	$3,266,825	$1,082,048

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Non-GAAP Free Cash Flow †
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
1. Free Cash Flow
†
2. Capital Efficiency
3. Relative TSR
4. Return on Invested Capital

Total Shareholder Return Amount	$ 199.85	223.9	147.31	62.84
Peer Group Total Shareholder Return Amount	153.37	148.5	102.76	61.71
Net Income (Loss)	$ 2,085,000,000	$ 3,637,000,000	$ 1,416,000,000	$ (6,097,000,000)
Company Selected Measure Amount	1,194,000,000	2,374,000,000	1,730,000,000	193,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	Free Cash Flow is defined as
non-GAAP
cash flow in excess of capital expenditures, excluding net acquisitions and divestitures. For additional information regarding non-GAAP
measures, refer to
Schedule A
	of this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Capital Efficiency
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Brendan McCracken [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,783,939	$ 10,165,373	$ 8,639,482
PEO Actually Paid Compensation Amount	$ 7,356,908	$ 10,743,260	$ 7,849,086
PEO Name	Brendan McCracken	Brendan McCracken	Brendan McCracken
Doug Suttles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,127,629	$ 11,183,487
PEO Actually Paid Compensation Amount			$ 28,545,877	$ 3,266,825
PEO Name			Doug Suttles	Doug Suttles
PEO | Brendan McCracken [Member] | Deduct Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,750,017)	$ (7,250,046)	$ (6,032,292)
PEO | Brendan McCracken [Member] | Year End Fair Value of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,686	776,094	2,477,559
PEO | Brendan McCracken [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,198,389)	3,097,011	2,191,198
PEO | Brendan McCracken [Member] | Change in Fair Value From Prior Year to Vesting Date of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,402,689	3,954,828	573,140
PEO | Brendan McCracken [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,322,986	7,827,933	5,241,896
PEO | Doug Suttles [Member] | Deduct Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,500,000)	$ (8,500,013)
PEO | Doug Suttles [Member] | Year End Fair Value of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,750,708	1,776,093
PEO | Doug Suttles [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,918,690	(2,821,841)
PEO | Doug Suttles [Member] | Change in Fair Value From Prior Year to Vesting Date of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,248,850	1,629,100
PEO | Doug Suttles [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,918,248	583,351
Non-PEO NEO | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(55,338)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				32,628
Non-PEO NEO | Deduct Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,130,797)	(1,799,850)	(1,231,670)	(1,593,071)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,872	253,657	614,356	285,468
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,157,405)	1,321,292	2,186,693	(322,909)
Non-PEO NEO | Change in Fair Value From Prior Year to Vesting Date of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,064,967	2,473,527	661,530	208,926
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,923,433	$ 4,048,477	$ 3,462,579	$ 171,484